Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated entities [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	¥ 6,719,784	¥ 5,244,811	¥ 4,366,906
Future production costs	(2,421,683)	(1,723,220)	(1,470,460)
Future development costs	(557,902)	(462,411)	(445,462)
Future income tax expense	(711,177)	(549,495)	(441,668)
Future net cash flows	3,029,022	2,509,685	2,009,316
Discount at 10% for estimated timing of cash flows	(1,271,392)	(1,108,580)	(947,035)
Standardized measure of discounted future net cash flows	1,757,630	1,401,105	1,062,281	¥ 1,325,069
Equity method investments [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	¥ 47,342	¥ 14,788	¥ 8,573